Related Parties (Tables)	3 Months Ended
Mar. 31, 2020
Related Party Transactions [Abstract]
Related Parties

	March 31, 2020	December 31, 2019

Principal Outstanding
Opening balance	$—	$318,078
Additions	300,000	—
Settled by issuance of common shares	—	(318,078)
	300,000	—
Accrued Interest
Opening balance	—	113,553
Interest expense	—	25,830
Conversion to equity	—	(139,383)
	—	—
Pomissory Notes Payable – Related Party	$300,000	$—

Deferred Purchase consideration, Related Party
Description	March 31, 2020	December 31, 2019
Principal Outstanding
Promissory notes due to related parties	$1,279,430	$1,830,541
Additional earnout earned	—	224,540
Settled by the issuance of common shares	(336,727)	(410,925)
Repayment in cash	(92,444)	(328,734)
Foreign exchange movements	(15,905)	(35,992)
	834,354	1,279,430
Present value discount on future payments
Present value discount	(80,069)	(161,393)
Amortization	21,685	78,128
Foreign exchange movements	1,395	3,195
	(56,989)	(80,069)
Deferred purchase consideration, net	$777,365	$1,199,361

Related Party Receivables
	March 31, 2020	December 31, 2019
Related Party payables
Gold Street Capital Corp.	$(31,213)	$(2,551)
Luca Pasquini	(21,217)	—
	$(52,430)	$(2,551)
Related Party Receivables
Luca Pasquini	$867	$4,123